Selling, general and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2026
Selling, General and Administrative Expense [Abstract]
Schedule of selling, general and administrative expenses
Selling, general and administrative expenses consisted of the following for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Personnel expenses	$56,996	$60,635	$110,055	$110,852
Share-based compensation	32,802	72,958	64,434	100,214
Professional services	11,094	8,341	22,580	16,839
Travel expenses	11,323	9,786	21,735	18,729
Office expenses	8,004	7,697	15,571	15,117
Other expenses	9,231	11,413	21,367	22,180
	$129,450	$170,830	$255,742	$283,931